SCHEDULE OF SALES AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Sales And Marketing Expenses	$ 234	$ 176	$ 1,109	$ 699
Salaries And Related Expense [Member]
Sales And Marketing Expenses			142	213
Stock Based Compensation [Member]
Sales And Marketing Expenses			126	132
Business Development And Marketing [Member]
Sales And Marketing Expenses			667	323
Exhibitions [Member]
Sales And Marketing Expenses			152
Vehicle Expenses [Member]
Sales And Marketing Expenses			15	22
Other Expenses [Member]
Sales And Marketing Expenses			$ 7	$ 9